Average Annual Total Returns{- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-13 - Fidelity® Stock Selector Small Cap Fund	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Small Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Stock Selector Small Cap Fund-Class Z Return Before Taxes Inception Date	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	22.56%	7.35%	11.25%	21.99%	5.45%	9.89%	13.75%	5.48%	9.09%	25.12%	7.50%	11.16%	27.97%	7.74%	11.02%	30.44%	8.95%	12.26%	30.60%		10.36%	[1]	Feb. 01, 2017	25.52%	8.23%	11.83%

[1]	(a)Since inception February 1, 2017.